                                Schwab Funds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                                  May 1, 2008
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Charles Schwab Family of Funds
         File Nos. 33-31894 and 811-5954

         Post-Effective Amendment No. 69

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated April 30, 2008, for the above-named Trust that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,
/s/ Jody Stuart
---------------
Jody Stuart
Corporate Counsel
Charles Schwab Investment Management, Inc.